Stock-based Compensation Assumptions Used in Black-Scholes Option Valuation Model (Details) - Employee Stock Option	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Stock Based Compensation Activity [Line Items]
Expected life of option (years)	6 years 146 days	6 years 7 months	6 years 8 months
Risk-free interest rate, minimum	1.64%	1.61%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum	1.70%	1.93%
Risk-free interest rate			1.92%
Expected volatility of the Company's stock	36.00%	36.00%	36.00%
Expected dividend yield on the Company's stock	2.11%	2.02%	2.17%